Intangible assets, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible assets, net.
Amortization expenses	¥ 90,827,064	$ 12,792,724	¥ 75,650,610	¥ 70,456,937